Schedule of reconciliation of income before income tax expense (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (487)	$ (3,826)	$ (1,825)	$ (1,769)	$ (13,741)	$ (1,331)	$ 8,965
Provision for income taxes at Hong Kong profits tax rates of 16.5%	(67)	(523)	(301)	(291)	(2,267)	(220)	1,479
Effect of different tax rates available to different jurisdictions	(16)	(128)	(47)	407	3,162	131	(355)
Non-deductible expenses and non-taxable income, net			1,102	(5)	(35)		(812)
Under provision from prior year			76	76	590
Tax loss not recognized	83	651	(678)	37	291	220
Income tax expense			$ 76	$ 224	$ 1,741	$ 131	$ 312